Leases - Summary of lease liabilities recognized in statement of comprehensive income (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Disclosure of quantitative information about right-of-use assets [abstract]
Depreciation of rights of use	$ 345,760	$ 6,212,172	$ 6,030,194	$ 5,886,840
Interests from lease liabilities		3,373,102	3,422,669
Impairment of rights of use		1,939,194	0
Expenses related to short-term leases		$ 1,625,434	$ 671,277